UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	425 Pike Street, Ste 600
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	March 31, 2001

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	6
Form 13F Information Table Entry Total:	88
Form 13F Information Table Value Total:	$135511

List of Other Included Managers: Naviller; Oak Value;
Westfield; Voyageur; Seneca; Lazard